Shareholder Report, Holdings (Details)	Sep. 30, 2025
PGIM Quant Solutions Large-Cap Index Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Quant Solutions Large-Cap Index Fund - Class A | Liabilities in excess of other assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Quant Solutions Large-Cap Index Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Quant Solutions Large-Cap Index Fund - Class C | Liabilities in excess of other assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Quant Solutions Large-Cap Index Fund - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class I | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Quant Solutions Large-Cap Index Fund - Class I | Liabilities in excess of other assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Quant Solutions Large-Cap Index Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Quant Solutions Large-Cap Index Fund - Class Z | Liabilities in excess of other assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Quant Solutions Large-Cap Index Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Quant Solutions Large-Cap Index Fund - Class R6 | Liabilities in excess of other assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Securitized Credit Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM Securitized Credit Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
PGIM Securitized Credit Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Securitized Credit Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Securitized Credit Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Securitized Credit Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Securitized Credit Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Securitized Credit Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)
PGIM Securitized Credit Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM Securitized Credit Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
PGIM Securitized Credit Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Securitized Credit Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Securitized Credit Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Securitized Credit Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Securitized Credit Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Securitized Credit Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)
PGIM Securitized Credit Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM Securitized Credit Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
PGIM Securitized Credit Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Securitized Credit Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Securitized Credit Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Securitized Credit Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Securitized Credit Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Securitized Credit Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)
PGIM Securitized Credit Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Securitized Credit Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
PGIM Securitized Credit Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
PGIM Securitized Credit Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
PGIM Securitized Credit Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
PGIM Securitized Credit Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM Securitized Credit Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Securitized Credit Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM Securitized Credit Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets